Schedule I - Additional Information (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 3.2	$ 4.0